Leuthold Core Investment Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 68.7%		Shares	Value
Banks - 7.1%
Bank of America Corp.		108,304	$4,759,961
Barclays PLC - ADR		201,670	2,680,194
Cadence Bank		52,985	1,825,333
Canadian Imperial Bank of Commerce		54,736	3,460,957
Citigroup, Inc.		55,903	3,935,012
Citizens Financial Group, Inc.		62,438	2,732,287
Columbia Banking System, Inc.		75,043	2,026,911
Huntington Bancshares, Inc./OH		177,045	2,880,522
JPMorgan Chase & Co.		21,474	5,147,533
M&T Bank Corp.		16,689	3,137,699
Old National Bancorp/IN		97,451	2,115,174
Sumitomo Mitsui Financial Group, Inc. - ADR		190,583	2,761,548
			37,463,131

Capital Markets - 3.6%
Deutsche Bank AG		159,189	2,714,172
Goldman Sachs Group, Inc.		11,204	6,415,635
Morgan Stanley		44,349	5,575,556
Raymond James Financial, Inc.		16,456	2,556,111
Virtu Financial, Inc. - Class A		51,585	1,840,553
			19,102,027

Chemicals - 0.0%(a)
China Lumena New Materials Corp. (b)(c)		20,950	0

Communications Equipment - 2.8%
Arista Networks, Inc. (c)		30,376	3,357,459
Cisco Systems, Inc.		57,061	3,378,011
F5, Inc. (c)		8,614	2,166,163
Harmonic, Inc. (c)		111,599	1,476,455
Nokia Oyj - ADR		494,498	2,190,626
Telefonaktiebolaget LM Ericsson - ADR		271,695	2,189,862
			14,758,576

Distributors - 0.4%
LKQ Corp.		52,518	1,930,037

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (c)		21,824	1,982,710
H&R Block, Inc.		47,266	2,497,536
Stride, Inc. (c)		18,556	1,928,525
			6,408,771

Diversified Telecommunication Services - 1.0%
AT&T, Inc.		164,441	3,744,322
Verizon Communications, Inc.		45,049	1,801,509
			5,545,831

Electronic Equipment, Instruments & Components - 2.8%
Flex, Ltd. (c)		137,364	5,273,404
Jabil, Inc.		41,548	5,978,757
TE Connectivity PLC		26,959	3,854,328
			15,106,489

Entertainment - 2.4%
Netflix, Inc. (c)		10,037	8,946,179
Walt Disney Co.		35,829	3,989,559
			12,935,738

Financial Services - 4.1%
Berkshire Hathaway, Inc. - Class B (c)		8,403	3,808,912
Block, Inc. (c)		21,241	1,805,273
Fidelity National Information Services, Inc.		22,174	1,790,994
Global Payments, Inc.		16,572	1,857,058
Mastercard, Inc. - Class A		10,504	5,531,091
PayPal Holdings, Inc. (c)		31,511	2,689,464
Visa, Inc. - Class A		13,888	4,389,163
			21,871,955

Health Care Providers & Services - 5.2%
Cardinal Health, Inc.		42,365	5,010,508
Cencora, Inc.		20,657	4,641,215
Concentra Group Holdings Parent, Inc.		42,015	831,057
Encompass Health Corp.		20,774	1,918,479
HCA Healthcare, Inc.		10,854	3,257,828
McKesson Corp.		10,737	6,119,123
Select Medical Holdings Corp.		52,168	983,367
Tenet Healthcare Corp. (c)		20,074	2,533,941
Universal Health Services, Inc. - Class B		12,488	2,240,597
			27,536,115

Household Durables - 5.6%
D.R. Horton, Inc.		43,649	6,103,003
KB Home		32,445	2,132,285
Lennar Corp. - Class A		26,142	3,564,985
Meritage Homes Corp.		18,673	2,872,281
PulteGroup, Inc.		66,056	7,193,498
Taylor Morrison Home Corp. (c)		49,834	3,050,339
Toll Brothers, Inc.		40,147	5,056,515
			29,972,906

Insurance - 6.2%
Allstate Corp.		13,071	2,519,958
Arch Capital Group, Ltd.		22,525	2,080,184
Assurant, Inc.		11,671	2,488,491
Chubb Ltd.		12,254	3,385,780
Everest Group Ltd.		9,920	3,595,603
Hartford Financial Services Group, Inc.		22,174	2,425,836
Markel Group, Inc. (c)		1,167	2,014,510
Reinsurance Group of America, Inc.		26,609	5,684,481
RenaissanceRe Holdings, Ltd.		18,673	4,646,029
Travelers Cos., Inc.		10,854	2,614,620
White Mountains Insurance Group Ltd.		815	1,585,224
			33,040,716

Interactive Media & Services - 5.4%
Alphabet, Inc. - Class A		46,916	8,881,199
Cargurus, Inc. (c)		92,199	3,368,952
IAC, Inc. (c)		37,346	1,611,106
Match Group, Inc. (c)		77,144	2,523,380
Meta Platforms, Inc. - Class A		20,540	12,026,375
			28,411,012

Machinery - 2.1%
Allison Transmission Holdings, Inc.		25,325	2,736,620
Caterpillar, Inc.		8,170	2,963,749
Cummins, Inc.		4,435	1,546,041
PACCAR, Inc.		25,676	2,670,818
Terex Corp.		25,792	1,192,106
			11,109,334

Metals & Mining - 2.7%
Agnico Eagle Mines, Ltd.		32,211	2,519,222
Eldorado Gold Corp. (c)		117,874	1,752,786
Equinox Gold Corp. (c)		348,021	1,747,066
IAMGOLD Corp. (c)		561,245	2,896,024
Kinross Gold Corp.		409,292	3,794,137
Pan American Silver Corp.		85,080	1,720,318
			14,429,553

Passenger Airlines - 1.1%
Copa Holdings SA - Class A		17,973	1,579,467
Delta Air Lines, Inc.		71,892	4,349,466
			5,928,933

Professional Services - 1.4%
CACI International, Inc. - Class A (c)		4,201	1,697,456
KBR, Inc.		26,259	1,521,184
Leidos Holdings, Inc.		16,456	2,370,651
Science Applications International Corp.		15,522	1,735,049
			7,324,340

Software - 6.2%
Check Point Software Technologies, Ltd. (c)		20,540	3,834,818
Fortinet, Inc. (c)		42,832	4,046,767
Microsoft Corp.		34,895	14,708,243
Oracle Corp.		46,800	7,798,752
Qualys, Inc. (c)		16,222	2,274,649
			32,663,229

Specialty Retail - 2.7%
Abercrombie & Fitch Co. - Class A (c)		17,540	2,621,704
Gap, Inc.		83,796	1,980,099
Ross Stores, Inc.		21,474	3,248,372
TJX Cos., Inc.		35,012	4,229,800
Urban Outfitters, Inc. (c)		39,680	2,177,638
			14,257,613

Trading Companies & Distributors - 3.6%
AerCap Holdings NV		40,264	3,853,265
Boise Cascade Co.		13,655	1,623,033
GMS, Inc. (c)		19,373	1,643,412
Rush Enterprises, Inc. - Class A		35,479	1,943,894
United Rentals, Inc.		9,453	6,659,071
WESCO International, Inc.		17,856	3,231,222
			18,953,897

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.		25,442	5,615,813
TOTAL COMMON STOCKS (Cost $256,439,792)			364,366,016

EXCHANGE TRADED FUNDS - 10.7%
Invesco CurrencyShares Japanese Yen Trust (c)		52,225	3,061,429
iShares 5-10 Year Investment Grade Corporate Bond ETF		157,525	8,114,113
iShares Core Japan Government Bond ETF		215,000	3,187,867
iShares International Treasury Bond ETF (c)		176,215	6,770,180
iShares MBS ETF		63,040	5,779,507
Janus Henderson AAA CLO ETF		100,018	5,071,913
Simplify MBS ETF		96,074	4,773,917
SPDR Bloomberg International Treasury Bond ETF		256,917	5,495,455
SPDR Portfolio Intermediate Term Corporate Bond ETF		319,792	10,476,386
VanEck J. P. Morgan EM Local Currency Bond ETF		160,715	3,714,124
TOTAL EXCHANGE TRADED FUNDS (Cost $56,880,431)			56,444,891

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.0%		Par
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)	EUR	4,780,000	4,925,170
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000	5,432,756
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,671,545)			10,357,926

U.S. TREASURY SECURITIES - 1.8%
United States Treasury Note, 3.88%, 08/15/2033		10,300,000	9,803,910
TOTAL U.S. TREASURY SECURITIES (Cost $9,967,396)			9,803,910

CORPORATE BONDS - 0.9%
Banks - 0.9%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	4,600,000	4,759,263
TOTAL CORPORATE BONDS (Cost $5,173,344)			4,759,263

SHORT-TERM INVESTMENTS - 15.2%
Money Market Funds - 12.0%		Shares
Fidelity Government Portfolio - Class Institutional, 4.38% (e)		63,668,634	63,668,634

U.S. Treasury Bills - 3.2%		Par
4.52%, 01/16/2025 (f)(g)		17,000,000	16,968,337
TOTAL SHORT-TERM INVESTMENTS (Cost $80,636,971)			80,636,971

TOTAL INVESTMENTS - 99.3% (Cost $419,769,479)			526,368,977
Other Assets in Excess of Liabilities - 0.7%			3,616,579
TOTAL NET ASSETS - 100.0%			$529,985,556
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

EUR - Euro
GBP - British Pound

(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $4,925,170 or 0.9% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.
(g)	All or a portion of security has been pledged as collateral for open securities sold short.

Leuthold Core Investment Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)

COMMON STOCKS - (6.7)%	Shares	Value
Aerospace & Defense - (0.4)%
Boeing Co.	(3,180)	$(562,860)
Cadre Holdings, Inc.	(7,445)	(240,474)
Kratos Defense & Security Solutions, Inc.	(10,559)	(278,546)
Spirit AeroSystems Holdings, Inc. - Class A	(8,011)	(273,015)
TransDigm Group, Inc.	(383)	(485,368)
		(1,840,263)

Air Freight & Logistics - (0.1)%
United Parcel Service, Inc. - Class B	(3,754)	(473,379)

Automobile Components - (0.1)%
Adient PLC	(12,816)	(220,820)
Dana, Inc.	(20,851)	(241,037)
		(461,857)

Beverages - (0.4)%
Brown-Forman Corp. - Class B	(10,550)	(400,689)
Constellation Brands, Inc. - Class A	(2,063)	(455,923)
Monster Beverage Corp.	(10,386)	(545,888)
PepsiCo, Inc.	(3,045)	(463,023)
		(1,865,523)

Biotechnology - (0.1)%
Vertex Pharmaceuticals, Inc.	(1,001)	(403,103)

Building Products - (0.1)%
Trex Co., Inc.	(3,450)	(238,153)

Capital Markets - (0.4)%
Ares Management Corp. - Class A	(3,754)	(664,571)
FactSet Research Systems, Inc.	(610)	(292,971)
MarketAxess Holdings, Inc.	(1,438)	(325,045)
MSCI, Inc.	(1,054)	(632,411)
Nasdaq, Inc.	(5,607)	(433,477)
		(2,348,475)

Chemicals - (0.3)%
Air Products and Chemicals, Inc.	(1,430)	(414,757)
Albemarle Corp.	(4,597)	(395,710)
Chemours Co.	(10,632)	(179,681)
Stepan Co.	(2,926)	(189,312)
Westlake Corp.	(4,202)	(481,759)
		(1,661,219)

Commercial Services & Supplies - (0.0)%(a)
Casella Waste Systems, Inc. - Class A	(2,106)	(222,836)

Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(8,666)	(466,751)

Electrical Equipment - (0.1)%
Rockwell Automation, Inc.	(1,900)	(543,001)

Electronic Equipment, Instruments & Components - (0.1)%
Cognex Corp.	(7,624)	(273,396)
Novanta, Inc.	(1,414)	(216,017)
		(489,413)

Energy Equipment & Services - (0.0)%(a)
Valaris Ltd.	(3,969)	(175,589)

Entertainment - (0.3)%
ROBLOX Corp. - Class A	(8,823)	(510,499)
Take-Two Interactive Software, Inc.	(3,172)	(583,902)
Warner Music Group Corp. - Class A	(8,037)	(249,147)
		(1,343,548)

Financial Services - (0.1)%
Flywire Corp.	(11,720)	(241,666)
Remitly Global, Inc.	(14,600)	(329,522)
		(571,188)

Ground Transportation - (0.4)%
JB Hunt Transport Services, Inc.	(2,531)	(431,940)
Knight-Swift Transportation Holdings, Inc.	(4,790)	(254,062)
Marten Transport Ltd.	(14,884)	(232,339)
Old Dominion Freight Line, Inc.	(2,544)	(448,762)
Saia, Inc.	(543)	(247,461)
Schneider National, Inc. - Class B	(9,527)	(278,951)
		(1,893,515)

Health Care Equipment & Supplies - (0.2)%
Inspire Medical Systems, Inc.	(1,233)	(228,574)
Intuitive Surgical, Inc.	(902)	(470,808)
iRhythm Technologies, Inc.	(2,863)	(258,157)
QuidelOrtho Corp.	(5,619)	(250,326)
		(1,207,865)

Health Care Providers & Services - (0.1)%
Guardant Health, Inc.	(8,073)	(246,630)

Hotels, Restaurants & Leisure - (0.4)%
DraftKings, Inc. - Class A	(14,149)	(526,343)
First Watch Restaurant Group, Inc.	(12,768)	(237,613)
Red Rock Resorts, Inc. - Class A	(4,795)	(221,721)
Restaurant Brands International, Inc.	(7,424)	(483,896)
Starbucks Corp.	(5,657)	(516,201)
Vail Resorts, Inc.	(1,163)	(218,004)
		(2,203,778)

Household Products - (0.1)%
Clorox Co.	(3,917)	(636,160)

Independent Power and Renewable Electricity Producers - (0.0)%(a)
Ormat Technologies, Inc.	(3,048)	(206,411)

Insurance - (0.3)%
Aon PLC - Class A	(1,571)	(564,240)
Arthur J. Gallagher & Co.	(2,108)	(598,356)
Ryan Specialty Holdings, Inc.	(4,800)	(307,968)
		(1,470,564)

IT Services - (0.1)%
MongoDB, Inc.	(1,498)	(348,749)

Life Sciences Tools & Services - (0.3)%
Bruker Corp.	(4,105)	(240,635)
Danaher Corp.	(1,990)	(456,805)
Repligen Corp.	(1,809)	(260,387)
West Pharmaceutical Services, Inc.	(1,613)	(528,354)
		(1,486,181)

Machinery - (0.2)%
Hillenbrand, Inc.	(5,379)	(165,566)
IDEX Corp.	(2,286)	(478,437)
Xylem, Inc./NY	(3,849)	(446,561)
		(1,090,564)

Metals & Mining - (0.1)%
Franco-Nevada Corp.	(4,662)	(548,205)

Oil, Gas & Consumable Fuels - (0.5)%
California Resources Corp.	(5,425)	(281,503)
Chevron Corp.	(3,333)	(482,752)
EQT Corp.	(12,476)	(575,268)
Expand Energy Corp.	(5,054)	(503,126)
Hess Corp.	(4,114)	(547,203)
Range Resources Corp.	(7,921)	(284,998)
Talos Energy, Inc.	(17,650)	(171,381)
		(2,846,231)

Passenger Airlines - (0.1)%
Southwest Airlines Co.	(16,170)	(543,635)

Personal Care Products - (0.2)%
elf Beauty, Inc.	(1,644)	(206,404)
Interparfums, Inc.	(1,986)	(261,179)
Kenvue, Inc.	(26,398)	(563,597)
		(1,031,180)

Professional Services - (0.1)%
Dayforce, Inc.	(4,050)	(294,192)
Equifax, Inc.	(1,691)	(430,951)
		(725,143)

Real Estate Management & Development - (0.1)%
CoStar Group, Inc.	(6,304)	(451,304)
Howard Hughes Holdings, Inc.	(3,297)	(253,605)
		(704,909)

Semiconductors & Semiconductor Equipment - (0.4)%
Ambarella, Inc.	(4,452)	(323,839)
ARM Holdings PLC - ADR	(3,592)	(443,109)
ASML Holding NV	(634)	(439,413)
Power Integrations, Inc.	(3,733)	(230,326)
Silicon Laboratories, Inc.	(1,861)	(231,173)
Texas Instruments, Inc.	(2,422)	(454,149)
		(2,122,009)

Software - (0.3)%
Cadence Design Systems, Inc.	(2,024)	(608,131)
Confluent, Inc. - Class A	(9,579)	(267,829)
Crowdstrike Holdings, Inc. - Class A	(1,222)	(418,119)
Zscaler, Inc.	(2,394)	(431,902)
		(1,725,981)

Specialty Retail - (0.1)%
CarMax, Inc.	(3,040)	(248,551)
Floor & Decor Holdings, Inc. - Class A	(2,146)	(213,956)
		(462,507)

Textiles, Apparel & Luxury Goods - (0.0)%(a)
Birkenstock Holding PLC	(4,193)	(237,575)

Trading Companies & Distributors - (0.1)%
Fastenal Co.	(5,879)	(422,759)
TOTAL COMMON STOCKS (Proceeds $35,513,671)		(35,264,849)

EXCHANGE TRADED FUNDS - (5.7)%
Invesco QQQ Trust Series 1	(41,701)	(21,318,802)
iShares Expanded Tech-Software Sector ETF	(8,567)	(857,728)
iShares S&P 500 Growth ETF	(28,011)	(2,843,957)
iShares Semiconductor ETF	(4,712)	(1,015,389)
iShares U.S. Transportation ETF	(16,116)	(1,088,958)
iShares U.S. Utilities ETF	(16,958)	(1,631,529)
Real Estate Select Sector SPDR Fund	(15,500)	(630,385)
Vanguard S&P 500 ETF	(1,984)	(1,068,999)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $30,932,111)		(30,455,747)

REAL ESTATE INVESTMENT TRUSTS - (0.2)%
Industrial REITs - (0.0)%(a)
Rexford Industrial Realty, Inc.	(5,340)	(206,444)

Residential REITs - (0.1)%
Invitation Homes, Inc.	(15,185)	(485,465)

Specialized REITs - (0.1)%
Digital Realty Trust, Inc.	(2,515)	(445,985)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,226,971)		(1,137,894)

TOTAL SECURITIES SOLD SHORT - (12.6)% (Proceeds $67,672,753)		$(66,858,490)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Leuthold Core Investment Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$364,366,016	$–	$0	(a)(b)	$364,366,016
Exchange Traded Funds	56,444,891	–	–		56,444,891
Foreign Government Debt Obligations	–	10,357,926	–		10,357,926
U.S. Treasury Securities	–	9,803,910	–		9,803,910
Corporate Bonds	–	4,759,263	–		4,759,263
Money Market Funds	63,668,634	–	–		63,668,634
U.S. Treasury Bills	–	16,968,337	–		16,968,337
Total Investments	$484,479,541	$41,889,436	$0	(a)(b)	$526,368,977

Liabilities:
Investments:
Common Stocks	$(35,264,849)	$–	$–		$(35,264,849)
Exchange Traded Funds	(30,455,747)	–	–		(30,455,747)
Real Estate Investment Trusts	(1,137,894)	–	–		(1,137,894)
Total Investments	$(66,858,490)	$–	$–		$(66,858,490)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.